Stock Based Compensation - Summary Of Black-Scholes Option-Pricing Model (Details)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected annual dividend yield	0.00%
Expected volatility	51.78%
Risk-free rate of return	0.75%
Expected option term (years)	5 years 11 months 23 days